As Filed with the Securities and Exchange Commission on May 31, 2005

1933 Act Registration No. 333-122928

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14AE

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

[ ] Pre-Effective    [X] Post-Effective

Amendment No.       Amendment No. 2

EVERGREEN FIXED INCOME TRUST

(Evergreen Diversified Bond Fund)

Area Code and Telephone Number: (617) 210-3200

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------

(Address of Principal Executive Offices)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------------

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

Audrey Talley, Esq.

Drinker Biddle

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103-6996

In reliance on Section 24(f) of the Investment Company Act of 1940, no filing fee is due for this registration of Class I shares of the Evergreen Diversified Bond Fund, a series of the Evergreen Fixed Income Trust.

EVERGREEN FIXED INCOME TRUST

PART C

OTHER INFORMATION

Item 15. Indemnification.

                Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnifications  is against public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption  "Information on Shareholders' Rights" in Part A of the Registration Statement.

Item 16. Exhibits:

1.  Declaration of Trust.  Incorporated by reference to Evergreen Fixed Income Trust's Registration Statement on Form N-1A filed on October 8, 1997 Registration No.333-37433.

2.  Bylaws.  Incorporated by reference to Evergreen Fixed Income Trust's Registration  Statement Amendment No. 14 on Form N-1A filed on August 27, 2001, Registration No. 333-37433.

3.  Not applicable.

4.     Form of Agreement and Plan of Reorganization. Incorporated by reference to Evergreen Fixed Income Trust’s Registration Statement on Form N-14AE filed on February 22, 2005.

5.  Declaration  of Trust of Evergreen  Fixed Income Trust Articles II., III.6(c),IV.(3),  IV.(8),  V., VI., VII., and VIII and ByLaws Articles II., III., and VIII, of Evergreen Fixed Income Trust's filed on October 8, 1997.

6.  Investment  Advisory  Agreement  between  Evergreen  Investment Management Company,   LLC  and  Evergreen   Fixed  Income  Trust. Incorporated by  reference  to  Evergreen   Fixed  Income  Trust's Registration Statement Amendment No. 29 on Form N-1A filed on August 28, 2004 Registration No. 333-37433.

7(a)     Principal Underwriting  Agreements between Evergreen  Distributor, Inc. and Evergreen Fixed Income Trust for Classes A and C. Incorporated by reference to Evergreen Fixed Income Trust's  Registration  Statement               Amendment No. 27 on Form  N-1A  filed on August 25, 2003, Registration No. 333-37433.

7(b)    Principal Underwriting  Agreements between Evergreen  Investment Services, Inc. and Evergreen Fixed Income Trust for Class A, Class B, Class C and Class I. Incorporated by reference to Evergreen Fixed Income Trust's  Registration  Statement Amendment No. No. 29 on Form  N-1A  filed on August 28, 2004, Registration  No.

           333-37433.

7(c) Specimen  Copy of Dealer  Agreement used by  Evergreen  Distributor,  Inc. Incorporated  by  reference  to the Registrant's Form N-1A Registration Statement Pre-Effective Amendment No.1 filed on November 10, 1997.

8.  Deferred Compensation Plan.  Incorporated by reference to Evergreen Fixed Income Trust's  Registration  Statement Amendment No. 19 on Form N-1A filed on August 26, 2002, Registration No. 333-37433.

9.  Agreement between State Street Bank and Trust Company and Evergreen Fixed Income  Trust.  Incorporated  by reference to Evergreen  Fixed Income Trust's Registration Statement Amendment No. 3 on Form N-1A filed on August 31, 1998, Registration No. 333-37433.

10(a)        Rule  12b-1  Distribution  Plan for  Class A.  Incorporated  by reference to Evergreen Fixed Income Trust's  Registration  Statement Amendment  No. 27 on Form N-1A  filed on August 25, 2003, Registration No. 333-37433.

10(b)       Rule  12b-1  Distribution  Plan for  Class B.  Incorporated  by reference to Evergreen Fixed Income Trust's  Registration  Statement Amendment  No. 27 on Form N-1A  filed on August 25, 2003, Registration No. 333-37433.

10(c)        Rule  12b-1  Distribution  Plan for  Class C.  Incorporated  by reference to Evergreen Fixed Income Trust's  Registration  Statement Amendment No. 27 on Form N-1A  filed on August 25, 2003, Registration No. 333-37433.

10(d)       Multiple Class Plan.  Incorporated  by reference to Evergreen Fixed Income Trust's  Registration  Statement Amendment No. 28 on Form N-1A filed on October 28, 2003 Registration No. 333-37433.

11.  Opinion and Consent of Sullivan & Worcester, LLP. Incorporated by reference to Evergreen Fixed Income Trust’s Registration Statement on Form N-14 AE filed on February 22, 2005 Registration No. 333-37433.

12.  Tax Opinion and Consent of Ropes & Gray LLP.  Contained herein.

13.  Not applicable.

14. Consent of KPMG LLP. Incorporated by reference to Evergreen Fixed Income Trust’s   Registration Statement on Form N-14AE filed on February 22, 2005 Registration No. 333-37433.

15.  Not applicable.

16.  Powers of Attorney. Incorporated by reference to Evergreen Fixed Income Trust's Post-Effective Amendment No. 14 Filed on August 27, 2001

17.  None.

Item 17. Undertakings

(1)     The undersigned  Registrant  agrees that prior to any public reoffering of the securities  registered through the use of a prospectus that is a part of this  Registration  Statement  by any  person  or party  who is deemed to be an  underwriter  within the  meaning of Rule 145(c) of the Securities  Act of 1933,   the  reoffering  prospectus  will contain the information  called  for  by  the  applicable   registration  form  for reofferings  by person who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

(2)     The undersigned  Registrant  agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an  amendment to the Registration  Statement and will not be used until the amendment is effective,  and that, in determining any liability under the Securities Act of 1933, each post-effective  amendment shall be deemed to be a new Registration  Statement for the  securities  offered  therein,  and the offering  of the  securities  at that  time  shall be  deemed to be the initial bona fide offering of them.

(3)       Not applicable.

SIGNATURES

                Pursuant  to the  requirements  of the  Securities  Act and the  Investment Company Act the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this  Registration  Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 31th day of May, 2005.

                                                                EVERGREEN FIXED INCOME TRUST

                                                                By: /s/ Michael H. Koonce

                                                                -----------------------------

                                                                Name: Michael H. Koonce

                                                                Title: Secretary

                Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this Registration  Statement  has been signed below by the  following  persons in the capacities indicated on the 31th day of  May, 2005.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Carol A. Kosel
Dennis H. Ferro*	Michael H. Koonce*	Carol A. Kosel*
President	Secretary	Treasurer
(Chief Executive Officer) (Chief Investment Officer)		(Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Shirley L. Fulton
Richard J. Shima*	Shirley L. Fulton*
Trustee	Trustee

*By: /s/ Maureen E. Towle

----------------------------

Maureen E. Towle

Attorney-in-Fact

         *Maureen E. Towle,  by signing her name  hereto,  does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS

EXHIBIT NO.                        EXHIBIT

11                                            Tax Opinion and Consent of Ropes & Gray LLP